Related Party Transactions	9 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Certain directors, executive officers and companies with which they are affiliated are customers of, and have banking transactions with, the Bank in the ordinary course of business. These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable arms-length transactions.

A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Balance, Beginning of Year	$315,338	$356,345	$460,115
New Loans	5,364	7,798	43,620
Less Loan Payments	47,372	48,805	147,390
Balance, End of Year	$273,330	$315,338	$356,345

Loans to all employees, officers, and directors of the Company, in the aggregate constituted approximately 5.4% and 4.9% of the Company’s total shareholders' equity at December 31, 2012 and March 31, 2012, respectively.  At December 31, 2012 and March 31, 2012, deposits from executive officers and directors of the Bank and Company and their related interests in the aggregate approximated $4.1 million and $6.3 million, respectively.

The Company leased office space from a related party during the nine months ended December 31, 2012. The lease is with a company in which the related party, who is both a director and an officer of the Company, has an ownership interest.  The Company incurred expenses of $58,000, $76,000, and $74,000 for rent for the nine months ended December 31, 2012 and the years ended March 31, 2012 and 2011, respectively, related to this lease.  The Company also previously leased office space from another officer.  On this lease, the Company incurred rent expense of $6,900 during the year ended March 31, 2012 and $41,400 during the year ended March 31, 2011. This lease was terminated during the year ended March 31, 2012.  Management is of the opinion that the transactions with respect to office rent were made on terms that are comparable to those which would be made with unaffiliated persons.